Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details) ¥ in Thousands, Rp in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 240,351	$ 37,716		¥ 494,475			¥ 347,817
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		102,565	Rp 16,859		$ 361,937	Rp 227
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	11,570	$ 89,494		84,261	$ 35,966
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	19,783			¥ 12,084
RMB [Member] | Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 80